FAIR VALUE MEASUREMENTS - Assets and liabilities at fair value (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Liabilities:
Warrant liability	$ 26,939,001	$ 36,975,099
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account		334,318,189
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liability		23,395,099
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability		$ 13,580,000